THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 25, 2021	Jan. 01, 2019
The Company and Summary of Significant Accounting Policies [Line Items]
Deferred revenue	$ 147,766		$ 137,436	$ 83,944		$ 66,800
Non-current deferred revenue	900		800	700		$ 600
Deferred revenue recognized during period	65,600	$ 38,900	84,100	66,800
Current capitalized sales commissions	3,000		2,726	$ 1,668
Non-current capitalized sales commissions	$ 5,200		$ 4,900
Vimeo Holdings | Forecast
The Company and Summary of Significant Accounting Policies [Line Items]
Ownership percentage					88.00%